Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured At Fair Value On Recurring Basis	The table below presents the financial liabilities measured at fair value on a recurring basis:

		March 31, 2022
	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Private warrants	Other non-current liabilities	$—	$—	$337	$337
Written put options	Derivative liabilities	—	—	—	—

		December 31, 2021
	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Private warrants	Other non-current liabilities	$—	$—	$319	$319
Written put options	Derivative liabilities	—	—	44,827	44,827

The table below presents the financial liabilities measured at fair value on a recurring basis:

		Successor
		December 31, 2021
	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Private warrants	Other non-current liabilities	$—	$—	$319	$319
Written put options	Derivative liabilities	—	—	44,827	44,827

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The changes in the fair value of the Level 3 liabilities are as follows:

	Level 3
	Private warrants	Written put options
December 31, 2021	$319	$44,827
Changes in fair value	18	(1,281)
Settlements	—	(43,546)

March 31, 2022	$337	$—

The changes in the fair value of the Level 3 liabilities are as follows:

	Level 3
	Private warrants	Written put options
December 31, 2020	$—	$—
Additions	422	11,371
Changes in fair value	(103)	33,456

December 31, 2021	$319	$44,827